Document and Entity Information	Jun. 23, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 23, 2020
Entity Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 23, 2020
Document Effective Date	Jun. 23, 2020
Prospectus Date	May 01, 2020
Victory RS Small Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	RSCYX
Victory RS Small Cap Equity Fund | Class R
Prospectus:
Trading Symbol	RSCKX
Victory RS Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	RSCCX
Victory RS Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	GPSCX